Share-Based Payment (Details 1) - 12 months ended Dec. 31, 2024 ₪ / shares in Units, ₪ in Thousands, $ in Thousands	ILS (₪) Share Year ₪ / shares	USD ($) Share Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | Share	12,228,474	12,228,474
Lifetime of options | Year	7	7
08/01/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		168,892
Option value in NIS/USD | (per share)	₪ 26.41	$ 7.1
Exercise price in NIS	68.04
Share price in NIS	₪ 67.52
Risk-free interest rate	3.85%	3.85%
Standard deviation	33.74%	33.74%
Value of options	₪ 4,460	$ 1,200
08/01/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		20,000
Option value in NIS/USD | (per share)	₪ 27.96	$ 7.52
Exercise price in NIS	68.04
Share price in NIS	₪ 67.52
Risk-free interest rate	3.85%	3.85%
Standard deviation	33.74%	33.74%
Value of options	₪ 559	$ 150
21/04/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		55,944
Option value in NIS/USD | (per share)	₪ 24.98	$ 6.6
Exercise price in NIS	62.08
Share price in NIS	₪ 62.38
Risk-free interest rate	4.58%	4.58%
Standard deviation	33.42%	33.42%
Value of options	₪ 1,397	$ 369
21/04/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		89,669
Option value in NIS/USD | (per share)	₪ 26.83	$ 7.09
Exercise price in NIS	62.08
Share price in NIS	₪ 62.38
Risk-free interest rate	4.58%	4.58%
Standard deviation	33.42%	33.42%
Value of options	₪ 2,406	$ 636
15/09/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		82,312
Option value in NIS/USD | (per share)	₪ 25.84	$ 6.97
Exercise price in NIS	59.45
Share price in NIS	₪ 60.77
Risk-free interest rate	4.55%	4.55%
Standard deviation	36.35%	36.35%
Value of options	₪ 2,127	$ 574
15/09/2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $		208,341
Option value in NIS/USD | (per share)	₪ 27.63	$ 7.45
Exercise price in NIS	59.45
Share price in NIS	₪ 60.77
Risk-free interest rate	4.55%	4.55%
Standard deviation	36.35%	36.35%
Value of options	₪ 5,756	$ 1,553